NORTHRIDGE VENTURES INC.
                       2325 Hurontario Street, Suite 204
                         Mississauga, Ontario  L5A 4K4
                              Tel: (647) 294-8537
                              Fax: (416) 850-5739

                                                                   July 15, 2010

VIA  EDGAR

Securities  and  Exchange  Commission
Division  of  Corporation  Finance
100  F  Street  N.E.
Washington,  D.C.  20549

Attention:  Maryse  Mills-Apenteng,  Special  Counsel


     Re:     NORTHRIDGE  VENTURES  INC.
             PRELIMINARY  INFORMATION  STATEMENT  ON  SCHEDULE  14C
             FILED  JULY  12,  2010
             FILE  NO.  000-52239

Dear Ms. Mills-Apenteng:

In connection with the above-captioned filing, Northridge Ventures Inc. (the "Company") is herewith filing with the Commission, via Edgar, a revised preliminary information statement in the form of Schedule 14C that has been marked to indicate the changes thereto (the "Preliminary Information Statement").

The Preliminary Information Statement has been revised to respond to the Staff's letter, dated July 14, 2010. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Preliminary Information Statement.

Proposed Amendment to Increase the Number of Authorized Common Shares

1. In response to the Staff's comment, we have revised the section to disclose the earlier transactions together with an explanation thereof.

2. In response to the Staff's comment, we have revised our disclosure to discuss the possible anti-takeover effects of increase in our authorized shares, along with other mechanisms in our governing documents that could potentially be used by management to resist a change of control.

As requested by the Staff, the Company hereby acknowledges the following:

(1) the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

(2) Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

(3) the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

Yours  very  truly,



/s/  Caroline  Rechia
Caroline  Rechia
President  &  CEO